Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	¥ (76,955)	¥ (37,379)	¥ (65,689)
Other comprehensive income, net of tax	(27,574)	(39,576)	28,310
Accumulated other comprehensive income (loss), Ending Balance	(104,529)	(76,955)	(37,379)
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	5,691	10,984	(4,112)
Other comprehensive income, net of tax	3,895	(5,293)	15,096
Accumulated other comprehensive income (loss), Ending Balance	9,586	5,691	10,984
Change in fair value of derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(109)	(113)	(50)
Other comprehensive income, net of tax	(2)	4	(63)
Accumulated other comprehensive income (loss), Ending Balance	(111)	(109)	(113)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(54,989)	(27,135)	(32,987)
Other comprehensive income, net of tax	(28,984)	(27,854)	5,852
Accumulated other comprehensive income (loss), Ending Balance	(83,973)	(54,989)	(27,135)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(27,548)	(21,115)	(28,540)
Other comprehensive income, net of tax	(2,483)	(6,433)	7,425
Accumulated other comprehensive income (loss), Ending Balance	¥ (30,031)	¥ (27,548)	¥ (21,115)